EQ ADVISORS TRUSTSM

EQ/AB Sustainable U.S. Thematic Portfolio

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective February 26, 2026, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Daniel C. Roarty of AllianceBernstein L.P. no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/AB Sustainable U.S. Thematic Portfolio. All references to Daniel C. Roarty in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “EQ/AB Sustainable U.S. Thematic Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Since
Benjamin Ruegsegger	Senior Vice President of AllianceBernstein	2022
Edward Bryan	Senior Vice President of AllianceBernstein	2026

The section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – AllianceBernstein L.P.” is amended by deleting the ninth paragraph in its entirety and replacing it with the following information:

AllianceBernstein’s Sustainable Thematic Equities Investment Team manages and makes investment decisions for the EQ/AB Sustainable U.S. Thematic Portfolio.

Benjamin Ruegsegger is Senior Vice President and Portfolio Manager of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since 2017. He has also been a Senior Research Analyst of AllianceBernstein since prior to 2016.

Edward Bryan is Senior Vice President of AllianceBernstein, with which he has been associated since prior to 2021.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — AllianceBernstein L.P.” is amended to include the following information:

AllianceBernstein L.P. (“AllianceBernstein”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of January 31, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/AB Sustainable U.S. Thematic Portfolio
Edward Bryan	0	$0	2	$4,421 million	7	$1,873 million	0	$0	0	$0	0	$0

Ownership of Shares of the Portfolio as of January 31, 2026

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/AB Sustainable U.S. Thematic Portfolio
Edward Bryan	X